UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21637

Name of Fund: BlackRock Diversified Income Strategies Fund, Inc. (DVF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Diversified Income
Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011,
Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2008 – 11/30/2008

Item 1 – Schedule of Investments

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
Auto Components - 2.3%	Allison Transmission, Inc., 11%, 11/01/15 (a)	USD	95	$ 46,550
	Allison Transmission, Inc., 11.25%, 11/01/15 (a)(b)		305	123,525
	The Goodyear Tire & Rubber Co.,
	6.318%, 12/01/09 (c)(d)		2,000	1,770,000
	Lear Corp., 8.75%, 12/01/16		255	54,825
				1,994,900
Building Products - 2.7%	CPG International I, Inc., 9.904%, 7/01/12 (c)		2,500	1,400,000
	Momentive Performance Materials, Inc. Series WI,
	9.75%, 12/01/14		400	155,000
	Ply Gem Industries, Inc., 11.75%, 6/15/13		1,350	799,875
				2,354,875
Capital Markets - 2.2%	E*Trade Financial Corp., 12.50%, 11/30/17 (a)		2,125	1,391,875
	Marsico Parent Co., LLC, 10.625%, 1/15/16 (a)		724	326,705
	Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (a)(b)		275	124,013
	Marsico Parent Superholdco, LLC,
	14.50%, 1/15/18 (a)(b)		187	84,356
				1,926,949
Chemicals - 5.2%	American Pacific Corp., 9%, 2/01/15		440	382,800
	Ames True Temper, Inc., 8.753%, 1/15/12 (c)		3,425	1,781,000
	Hexion U.S. Finance Corp., 6.649%, 11/15/14 (c)		1,500	735,000
	MacDermid, Inc., 9.50%, 4/15/17 (a)		420	226,800
	NOVA Chemicals Corp., 5.72%, 11/15/13 (c)		2,745	1,468,575
				4,594,175
Commercial Services & Supplies -	US Investigations Services, Inc., 10.50%, 11/01/15 (a)		1,000	730,000
1.3%	West Corp., 11%, 10/15/16		985	423,550
				1,153,550
Construction Materials - 1.6%	Nortek, Inc., 10%, 12/01/13		2,050	1,435,000
Containers & Packaging - 8.0%	Berry Plastics Holding Corp., 5.871%, 9/15/14 (c)		2,235	1,050,450
	Packaging Dynamics Finance Corp., 10%, 5/01/16 (a)		1,570	722,200
	Smurfit Kappa Funding Plc, 7.75%, 4/01/15 (d)		5,000	3,350,000
	Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17		780	206,700
	Wise Metals Group LLC, 10.25%, 5/15/12		2,750	1,691,250
				7,020,600
Diversified Financial Services - 2.2%	FCE Bank Plc, 7.125%, 1/16/12	EUR	2,300	1,607,186
	Ford Motor Credit Co. LLC, 7.569%, 1/13/12 (c)	USD	815	358,600
				1,965,786
Electric Utilities - 1.4%	NSG Holdings LLC, 7.75%, 12/15/25 (a)		1,570	1,224,600
Food & Staples Retailing - 0.2%	Rite Aid Corp., 9.375%, 12/15/15		580	171,100
Health Care Equipment & Supplies -	DJO Finance LLC, 10.875%, 11/15/14 (d)		3,750	2,737,500
3.1%
Health Care Providers & Services -	Tenet Healthcare Corp., 6.375%, 12/01/11		155	117,800
0.4%	Tenet Healthcare Corp., 6.50%, 6/01/12		345	251,850
				369,650

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
Hotels, Restaurants & Leisure - 4.5%	Harrah's Operating Co., Inc., 10.75%, 2/01/16 (a)	USD	4,159	$ 925,378
	Harrah's Operating Co., Inc., 10.75%, 2/01/18 (a)(b)		1,278	114,204
	Little Traverse Bay Bands of Odawa Indians,
	10.25%, 2/15/14 (a)		800	524,000
	Shingle Springs Tribal Gaming Authority,
	9.375%, 6/15/15 (a)		410	184,500
	Snoqualmie Entertainment Authority,
	6.875%, 2/01/14 (a)(c)		305	179,950
	Travelport LLC, 6.828%, 9/01/14 (c)		810	194,400
Tropicana Entertainment LLC Series WI, 9.625%,
	12/15/14 (e)(f)		120	4,200
	Tunica-Biloxi Gaming Authority, 9%, 11/15/15 (a)		1,000	845,000
	Universal City Florida Holding Co. I,
	7.943%, 5/01/10 (c)		2,025	931,500
				3,903,132
Household Durables - 0.4%	Stanley-Martin Communities LLC, 9.75%, 8/15/15		1,250	331,250
Independent Power Producers &	Energy Future Holding Corp., 11.25%, 11/01/17 (a)(b)		1,000	532,500
Energy Traders - 1.1%	Texas Competitive Electric Holdings Co. LLC, 10.50%,
	11/01/16 (a)(b)		800	432,000
				964,500
Industrial Conglomerates - 1.7%	Sequa Corp., 11.75%, 12/01/15 (a)		1,530	673,200
	Sequa Corp., 13.50%, 12/01/15 (a)(b)		1,995	850,428
				1,523,628
Insurance - 2.5%	American International Group, Inc., 8.25%, 8/15/18 (a)		3,000	2,001,594
	USI Holdings Corp., 6.024%, 11/15/14 (a)(c)		490	201,513
				2,203,107
Machinery - 1.5%	ESCO Corp., 5.871%, 12/15/13 (a)(c)		920	598,000
	RBS Global, Inc., 8.875%, 9/01/16		505	313,100
	Titan International, Inc., 8%, 1/15/12		460	358,800
				1,269,900
Marine - 0.1%	Navios Maritime Holdings, Inc., 9.50%, 12/15/14 (a)		141	84,600
Media - 3.7%	Affinion Group, Inc., 10.125%, 10/15/13		320	219,200
	Canadian Satellite Radio Holdings, Inc.,
	12.75%, 2/15/14		3,000	990,000
	Local Insight Regatta Holdings, Inc., 11%, 12/01/17		832	391,040
	TL Acquisitions, Inc., 10.50%, 1/15/15 (a)		1,570	847,800
	Virgin Media, Inc., 6.50%, 11/15/16 (a)(g)		2,000	832,500
				3,280,540
Metals & Mining - 2.6%	Aleris International, Inc., 9%, 12/15/14 (b)		370	22,200
	Aleris International, Inc., 10%, 12/15/16		500	52,500
	RathGibson, Inc., 11.25%, 2/15/14		1,390	847,900
	Ryerson, Inc., 10.568%, 11/01/14 (a)(c)		2,010	1,326,600
				2,249,200
Oil, Gas & Consumable Fuels - 0.8%	SandRidge Energy, Inc., 7.508%, 4/01/14 (c)		1,000	667,633

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
Paper & Forest Products - 8.3%	Abitibi-Consolidated, Inc., 5.496%, 6/15/11 (c)	USD	5,000	$ 750,000
	Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (a)		2,570	1,721,610
	Bowater, Inc., 9%, 8/01/09		190	82,650
	NewPage Corp., 9.443%, 5/01/12 (c)		3,000	1,575,000
	NewPage Corp., 10%, 5/01/12		1,820	982,800
	Verso Paper Holdings LLC Series B,
	6.943%, 8/01/14 (c)		4,000	2,160,000
				7,272,060
Pharmaceuticals - 2.3%	Angiotech Pharmaceuticals, Inc., 5.953%, 12/01/13 (c)		1,500	855,000
	Elan Finance Plc, 6.149%, 11/15/11 (c)		2,000	1,130,000
				1,985,000
Real Estate Management &	Realogy Corp., 10.50%, 4/15/14		2,445	427,875
Development - 0.8%	Realogy Corp., 12.375%, 4/15/15		1,460	233,600
				661,475
Road & Rail - 0.1%	Swift Transportation Co., Inc., 9.899%, 5/15/15 (a)(c)		400	46,000
Semiconductors & Semiconductor	Avago Technologies Finance Pte. Ltd.,
Equipment - 0.7%	7.703%, 6/01/13 (c)		400	333,000
	Spansion, Inc., 5.328%, 6/01/13 (a)(c)		1,410	296,100
				629,100
Software - 0.2%	BMS Holdings, Inc., 10.595%, 2/15/12 (a)(b)(c)		423	160,895
Specialty Retail - 1.8%	Buffets, Inc., 12.50%, 11/01/14 (e)(f)		360	900
	General Nutrition Centers, Inc.,
	7.584%, 3/15/14 (b)(c)		1,670	951,900
	Michaels Stores, Inc., 10%, 11/01/14		715	225,225
	Michaels Stores, Inc., 11.375%, 11/01/16		1,135	249,700
	United Auto Group, Inc., 7.75%, 12/15/16		355	129,575
				1,557,300
Wireless Telecommunication	BCM Ireland Preferred Equity Ltd.,
Services - 4.0%	11.245%, 2/15/17 (a)(b)	EUR	426	108,153
	Digicel Group Ltd., 8.875%, 1/15/15 (a)	USD	1,070	551,050
	Digicel Group Ltd., 9.125%, 1/15/15 (a)(b)		2,129	1,075,145
	FiberTower Corp., 9%, 11/15/12 (a)(g)		650	195,813
	FiberTower Corp., 9%, 11/15/12 (g)		350	105,438
	iPCS, Inc., 5.318%, 5/01/13 (c)		380	266,000
	Nordic Telephone Co. Holdings ApS,
	8.875%, 5/01/16 (a)		800	580,000
	Nordic Telephone Co. Holdings ApS,
	10.357%, 5/01/16 (a)(c)	EUR	500	428,795
	Orascom Telecom Finance SCA, 7.875%, 2/08/14 (a)		325	178,750
				3,489,144
	Total Corporate Bonds - 67.7%			59,227,149

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Airlines - 0.4%	US Airways Group, Inc. Term Loan, 3.936%, 3/23/14	USD	740	$ 340,770
Auto Components - 3.1%	Allison Transmission, Inc. Term Loan, 4.38% - 5.57%,
	8/07/14		1,954	1,163,936
	Dana Holding Corp. Term Advance, 6.75% - 7.52%,
	1/31/15		890	527,965
	Intermet Corp. First Lien Term Loan,
	7.696%, 11/08/10 (e)(f)		360	287,778
	Intermet Corp. First Lien Term Loan,
	7.696%, 5/15/11 (b)		38	30,115
Intermet Corp. Synthetic Line of Credit, 2.343%,
	11/08/10 (e)(f)		519	415,483
	Intermet Corp. Synthetic Line of Credit,
	2.343%, 11/09/10 (b)		24	19,318
	Metaldyne Co. LLC DF Loan, 1.286% - 8.313%, 1/11/12		87	29,423
Metaldyne Co. LLC Initial Tranche B Term Loan,
	7.875%, 1/11/14		588	200,077
				2,674,095
Automobiles - 0.3%	Ford Motor Co. Term Loan B, 4.43%, 12/15/13		324	129,468
	General Motors Corp. Secured Term Loan B,
	5.795%, 11/29/13		249	95,763
				225,231
Beverages - 0.1%	Culligan International Co. Loan (Second Lien), 9.184% -
	9.711%, 4/24/13	EUR	500	114,345
Biotechnology - 0.5%	Talecris Biotherapeutics, Inc. First Lien Term Loan,
	4.91% - 5.64%, 12/06/13	USD	495	434,329
Building Products - 0.8%	Stile Acquisition Corp. (Masonite International) Term
	Loan B, 6%, 4/05/13		572	331,017
	Stile Acquisition Corp. (Masonite International) Term
	Loan, 5.50%, 4/05/13		566	327,829
				658,846
Chemicals - 4.7%	Edwards (Cayman Islands II) Ltd. First Lien Term Loan
	B, 3.436%, 5/23/14		494	320,938
	Huish Detergents, Inc. Tranche B Term Loan, 5.77%,
	4/26/14		494	384,302
	ISP Chemco LLC Term Loan, 2.938% - 3.688%, 6/04/14		494	365,375
	PQ Corp. First Lien Term Loan, 6.72% - 7.02%, 5/29/16		499	308,601
	PQ Corp. Second Lien Term Loan, 9.97%, 5/29/15		3,250	1,543,750
	Solutia, Inc. Term Loan, 8.50%, 2/28/14		997	730,659
	Wellman, Inc. Second Lien Term Loan,
	9.989%, 2/10/10 (e)(f)		3,000	450,000
				4,103,625
Commercial Services & Supplies - 2.4% ARAMARK Corp. Letter of Credit, 2.469%, 1/26/14			24	18,704
	ARAMARK Corp. Term Loan B, 5.637%, 1/26/14		372	294,414
	Brickman Group Holdings, Inc. Tranche B Term Loan,
	3.436%, 1/23/14		739	443,250
	NES Rentals Holdings, Inc. Permanent Second Lien
	Term Loan C, 9.125%, 7/12/13		1,726	759,313

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Floating Rate Loan Interests	(000)	Value
	West Corp. Term B-2 Loan, 3.811% - 5.594%, 10/31/13 USD	983	$ 609,787
			2,125,468
Computers & Peripherals - 0.9%	Dealer Computer Services Inc. (Reynolds and Reynolds)
	Co. First Lien Term Loan, 3.436%, 10/31/12	665	395,848
	Intergraph Corp. Second Lien Term Loan, 8.196%,
	11/17/14	500	382,500
			778,348
Construction & Engineering - 0.4%	Brand Energy & Infrastructure Services, Inc. (FR Brand
	Acquisition Corp.) First Lien Term Loan B, 4.625% -
	6.063%, 2/15/15	492	386,613
Containers & Packaging - 2.3%	Berry Plastics Corp. Term Loan B, 11.334%, 6/15/14	2,999	899,773
Graham Packaging Co. LP New Term Loan B,
	4.438% - 6.063%, 9/30/11	1,474	1,118,507
			2,018,280
Diversified Consumer Services - 1.5%	Coinmach Corp. Term Loan B,
	4.46% - 5.22%, 11/15/14	1,741	1,305,921
Diversified Financial Services - 0.7%	J.G. Wentworth LLC Term First Lien Loan B, 6.012%,
	4/03/14	2,000	650,000
Diversified Telecommunication	Hawaiian Telcom Communications, Inc. Tranche C
Services - 2.1%	Term Loan, 6.262%, 6/01/14	1,500	597,500
	Wind Acquisitions Holding Finance S.A. Dollar Loan,
	11.753%, 12/21/11 (b)	2,115	1,269,092
			1,866,592
Electrical Equipment - 0.3%	Generac Power Systems, Inc. First Lien Term Loan,
	6.65%, 11/10/13	499	297,426
Energy Equipment & Services - 1.5%	Dresser, Inc. Term B Loan,
	3.686% - 4.486%, 5/15/14	970	661,206
	MEG Energy Corp. Delayed Draw Term Loan, 5.77%,
	3/23/13	497	332,906
	MEG Energy Corp. Initial Term Loan B, 5.77%, 3/23/13	487	326,625
			1,320,737
Food & Staples Retailing - 1.0%	McJunkin Corp. Term Loan, 7.012%, 1/30/14	737	586,553
	Wm. Bolthouse Farms, Inc. Second Lien Term Loan,
	9.262%, 12/01/13	500	322,500
			909,053
Food Products - 2.1%	Dole Food Co., Inc. Credit-Linked Deposit, 4.689%,
	4/12/13	140	98,146
	Dole Food Co., Inc. Tranche B Term Loan, 3.50% - 5%,
	4/12/13	247	173,955
	JRD Holdings, Inc. (Jetro Holdings) Term Loan, 4.02%,
	5/11/14	484	382,656
	Sturm Foods, Inc. Initial Term Loan First Loan, 5.875%,
	1/22/14 (b)	493	284,419
	Sturm Foods, Inc. Second Lien Term Loan Initial Term,
	9.50%, 6/30/14	500	232,500
	Solvest Ltd. (Dole), Inc. Term Loan C, 3.50% - 6.813%,
	4/12/13	922	648,107
			1,819,783

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Health Care Equipment & Supplies -	Biomet, Inc. Dollar Term Loan, 6.762%, 3/25/15	USD	496	$ 402,731
1.4%	DJO LLC Term Loan, 6.723% - 6.762%, 11/20/13		744	558,281
	Hologic, Inc. Term Loan B, 6.25%, 3/31/13		300	261,272
				1,222,284
Health Care Providers & Services -	CCS Medical Inc., Term Loan (First Lien), 7.02%, 8/01/12		485	244,079
1.0%	Health Management Associates, Inc. Term Loan B,
	5.512%, 2/28/14		881	589,719
				833,798
Hotels, Restaurants & Leisure - 2.0%	Golden Nugget, Inc. Second Lien Term Loan, 4.69%,
	11/30/14		500	75,000
	Green Valley Ranch Gaming LLC Second Lien Term
	Loan, 5.018%, 2/26/14		500	35,000
	Harrah's Operating Co., Inc., Term B-2 Loan, 6.535% -
	6.762%, 1/28/15		497	290,416
Lake at Las Vegas Joint Venture/LLV -1, LLC
Revolving Loan Credit-Linked Deposit Account,
	11.75%, 12/14/12 (e)(f)		120	7,373
	Lake at Las Vegas Joint Venture/LLV -1, LLC Term Loan
	B, 11.75%, 12/14/12 (e)(f)		910	55,718
	Las Vegas Sands LLC Delay Draw Term Loan, 5.52%,
	5/23/14		199	96,314
	Las Vegas Sands LLC Tranche B Term Loan, 5.52%,
	5/04/14		790	381,395
	QCE, LLC (Quiznos) Second Lien Term Loan, 9.512%,
	11/05/13		1,000	475,000
	VML US Finance LLC (Venetian Macau) Delay Draw Term
	Loan, 6.02%, 5/25/12		76	42,776
	VML US Finance LLC (Venetian Macau) Term Loan B,
	6.02%, 5/25/13		549	307,550
				1,766,542
Household Durables - 1.1%	American Residential Services LLC Second Lien Term
	Loan, 12%, 4/17/15 (h)		1,005	991,518
Household Products - 0.8%	Spectrum Brands, Inc. Dollar Term B Loan, 5.768% -
	8.32%, 4/15/13		1,103	655,116
	Spectrum Brands, Inc. Letter of Credit, 2.70%, 4/15/13		81	47,845
				702,961
IT Services - 3.5%	Activant Solutions Term Loan B, 6.063% - 6.25%,
	5/02/13		1,582	965,139
	Audio Visual Services Group Inc., Loan Second Lien,
	9.27%, 8/28/13		500	162,500
	Audio Visual Services Group Inc., Tranche B Term Loan,
	6.02%, 2/28/14		990	396,000
	Ceridian Corp. U.S. Term Loan, 4.423%, 11/09/14		1,000	720,000
First Data Corp. Term Loan B2, 4.149% - 6.512%,
	9/24/14		1,142	772,343
First Data Corp. Term Loan B3, 5.947% - 6.512%,
	9/24/14		122	82,475
				3,098,457

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Independent Power Producers &	Texas Competitive Electric Holdings Co. LLC (TXU)
Energy Traders - 0.6%	Term Loan B-2, 5.268% - 7.262%, 10/10/14	USD	740	$ 500,240
Industrial Conglomerates - 0.3%	Sequa Corp. Term Loan B, 5.02% - 6.96%, 12/03/14		398	271,308
Insurance - 0.4%	Alliant Holdings I, Inc. Term Loan, 6.762%, 10/23/14		495	314,325
Internet & Catalog Retail - 0.5%	FTD Group, Inc. Tranche B Term Loan, 7.50% - 8.035%,
	8/26/14		500	432,500
Machinery - 2.2%	Navistar International Corp. Revolving Credit Linked
	Deposit, 4.686% - 7.126%, 1/19/12		800	432,000
	Navistar International Corp. Term Advance, 4.686%,
	1/19/12		2,200	1,188,000
	Rexnord Holdings, Inc. Term Loan,
	9.81%, 3/02/13 (b)		381	296,925
				1,916,925
Media - 21.1%	Affinion Group Holdings, Inc. Loan, 9.868%, 3/01/12		1,150	460,000
Alix Partners LLP Tranche C Term Loan, 6.75%,
	10/30/13		506	415,013
	Cengage Learning Acquisitions, Inc. (Thomson Learning)
	Term Loan B-2, 7.50%, 7/05/14		3,242	2,723,175
	Cequel Communications, LLC (Cebridge) Second Lien
	Tranche A Term Loan (Cash Pay), 7.693%, 5/05/14		2,000	1,100,000
	Cequel Communications, LLC (Cebridge) Term Loan B,
	4.235% - 6.334% 11/05/13		795	529,630
	EB Sports Corp. Term Loan B, 9.27%, 5/01/12		1,327	464,462
	Ellis Communications KDOC, LLC Loan, 10%, 12/30/11		1,948	1,168,611
	Getty Images, Inc. Initial Term Loan, 8.053%, 6/30/15		500	426,875
HMH Publishing Co. Ltd. First Lien Term Loan B,
	7.50%, 11/14/14		1,538	968,864
HMH Publishing Co. Ltd. Second Lien Term Loan,
	13% - 13.016%, 11/14/14		5,755	3,452,971
	Insight Midwest Holdings LLC Delay Draw Term Loan,
	4.85%, 4/06/14		475	369,143
	Lavena Holding 3GmBH (ProSiebenSat.1 Media AG)
	Term Loan B, 7.526%, 6/30/15	EUR	337	39,225
	NEP II Inc., Term B Loan, 6.012%, 2/16/14	USD	985	640,244
	National Cinemedia LLC Term Loan, 3.75%, 2/12/15		1,500	947,144
	Newsday LLC Fixed Rate Term Loan, 9.75%, 7/02/13		2,000	1,660,000
Nielsen Finance LLC Dollar Term Loan, 3.767% -
	4.388%, 8/09/13		1,960	1,298,204
	Penton Media Inc., Loan (Second Lien), 8.42%, 2/01/13		1,000	475,000
	Penton Media Inc., Term Loan (First Lien), 3.686% -
	5.67%, 2/01/14		985	394,000
	Sitel LLC. (ClientLogic) Term Loan B,
	4.678% - 6.789%, 1/30/14		911	500,864
	Weather Channel Term Loan B, 7.25%, 6/01/15		500	428,750
				18,462,175
Metals & Mining - 0.9%	Euramax International Holdings B.V. European Second
	Lien Domestic Loan, 11%, 6/29/13		166	58,026

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Euramax International Inc. Domestic Second Lien
	Domestic Loan, 11.75%, 6/29/13	USD	334	$ 116,974
	Euramax International Inc. Domestic Term Loan, 7.50%,
	6/29/12		1,218	572,414
				747,414
Multiline Retail - 0.7%	Neiman Marcus Group, Inc. Term Loan, 4.565%, 4/06/13		1,000	625,000
Oil, Gas & Consumable Fuels - 5.2%	Abbot Group Plc Bridge Loan, 14.50%, 3/15/18 (h)		1,717	1,682,354
	Petroleum GEO-Services ASA/PGS Finance Inc., Term
	Loan, 5.51%, 6/06/15		477	350,350
	Scorpion Drilling Ltd. Second Lien, 8.936%, 5/05/15		2,000	1,900,000
	Vulcan Energy Corp. (Plains Resources Inc.) Term Loan
	B-3, 5.383% - 6.25%, 9/03/11		750	635,625
				4,568,329
Paper & Forest Products - 0.5%	Boise Paper Holdings, LLC (Aldabra Sub LLC), Tranche B
	First Lien Term Loan, 7.50%, 2/05/15		497	402,975
Pharmaceuticals - 0.5%	Pharmaceutical Technologies & Services (PTS) Term
	Loan, 6.012%, 4/10/14		631	382,695
Professional Services - 0.2%	Booz Allen Hamilton, Inc. Tranche B Term Loan, 7.50%,
	7/01/15		250	213,672
Real Estate Management &	LNR Property Corp. Initial Tranche B Term Loan, 6.69%,
Development - 1.5%	7/12/11		2,640	1,280,400
Road & Rail - 0.9%	Rail America, Inc. Term Loan, 7.883%, 6/30/09		530	434,928
	Rail America, Inc. Term Loan B, 7.883%, 6/30/09		470	385,072
				820,000
Software - 1.4%	Aspect Software Inc., Loan (Second Lien), 9.188%,
	7/05/12		2,500	1,250,000
Specialty Retail - 0.2%	Claire's Stores Inc. Term B Loan, 4.186% - 6.512%,
	5/29/14		493	202,392
Wireless Telecommunication	IPC Systems First Lien Term Loan, 6.012%, 5/31/14		463	229,343
Services - 0.3%
	Total Floating Rate Loan Interests - 72.3%			63,264,715
	Asset-Backed Securities
	North Street Referenced Linked Notes 2000-1 Ltd.
	Series 2005-8A Class D, 16.496%, 6/15/41 (a)(c)		1,350	63,977
	Total Asset-Backed Securities - 0.1%			63,977
	Preferred Securities
	Capital Trusts
Diversified Financial Services - 0.9%	Citigroup, Inc. Series E, 8.40% (c)(i)		1,300	767,585
	Total Capital Trusts - 0.9%			767,585
	Preferred Stocks	Shares
Capital Markets - 0.0%	Marsico Parent Superholdco, LLC, 16.75% (a)		48	24,960
	Total Preferred Stocks - 0.0%			24,960
	Total Preferred Securities - 0.9%			792,545
	Common Stocks
Capital Markets - 0.1%	E*Trade Financial Corp. (e)		96,809	130,692
Electrical Equipment - 0.1%	Medis Technologies Ltd. (e)		176,126	118,004
Oil, Gas & Consumable Fuels - 1.0%	EXCO Resources, Inc. (e)		112,387	862,008

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares		Value
Paper & Forest Products - 0.8%	Ainsworth Lumber Co. Ltd.		311,678	$ 329,220
	Ainsworth Lumber Co. Ltd. (a)		349,782	369,170
				698,390
	Total Common Stocks - 2.0%			1,809,094
	Total Long-Term Investments
	(Cost - $232,955,433) - 143.0%			125,157,480
		Beneficial
		Interest
	Short-Term Securities		(000)
	BlackRock Liquidity Series, LLC Cash Sweep Series,
	1.64% (j)(k)	USD	1,643	1,642,928
	Total Short-Term Securities
	(Cost - $1,642,928) - 1.9%			1,642,928
	Options Purchased	Contracts
Call Options	Marsico Parent Superholdco LLC, expiring December
	2019 at $942.86		13	18,850
	Total Options Purchased
	(Cost - $12,711) - 0.0%			18,850
	Total Investments
	(Cost - $234,611,072*) - 144.9%			126,819,258
	Liabilities in Excess of Other Assets - (44.9)%			(39,310,028)
	Net Assets - 100.0%			$ 87,509,230

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 234,612,283
Gross unrealized appreciation	$ 6,139
Gross unrealized depreciation	(107,799,164)
Net unrealized depreciation	$ (107,793,025)

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(c) Variable rate security. Rate shown is as of report date.
(d) All or portion of security held as collateral in connection with swap contracts.
(e) Non-income producing security.
(f) Issuer filed for bankruptcy and/or is in default of interest payments.
(g) Convertible security.
(h) The security is fair valued.
(i) Security is perpetual in nature and has no stated maturity date.

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)

(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

Net
	Affiliate	Activity	Income
	BlackRock Liquidity Series, LLC Cash Sweep Series	USD (3,949,477)	$ 11,877
(k)	Represents the current yield as of report date.

• For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

• Foreign currency exchange contracts as of November 30, 2008 were as follows:

Unrealized
		Currency		Currency	Settlement	Appreciation
		Purchased		Sold	Date	(Depreciation)
	USD	463,120	CAD	560,000	1/21/09	$ 11,337
	USD	3,176,702	EUR	2,516,000	12/10/08	(19,041)
	Total					$ (7,704)

•	Currency Abbreviations:
	CAD	Canadian Dollar
	EUR	Euro
	GBP	British Pound
	USD	U.S. Dollar

• Credit default swaps on single-name issues - sold protection outstanding as of November 30, 2008 were as follows:

					Notional
	Receivable Fixed			Credit	Amount	Unrealized
Issuer	Rate	Counterparty	Expiration	Rating[1]	(000)[2]	Depreciation
Ford Motor Co.	4.20%	Deutsche Bank AG	March 2010	CCC	USD 4,000	$ (2,568,596)
(1) Using the higher of Standard and Poor's or Moody's Investor Services ratings.

(2) The maximum potential amount the Fund may be required to pay should a negative credit event take place as defined under the terms of the agreement

• Credit default swaps on traded indexes - buy protection outstanding as of November 30, 2008 were as follows:

				Notional
				Amount	Unrealized
Issuer	Pay Fixed Rate	Counterparty	Expiration	(000)[1]	Appreciation
Dow Jones CDX
North America
High Yield Index
10.V1	5.00%	Credit Suisse International June 2013		USD 2,000	$ 301,882

(1) The maximum potential amount the Fund may receive should a negative credit event take place as defined under the terms of the agreement.

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)

• Credit default swaps on traded indexes - sold protection outstanding as of November 30, 2008 were as follows:

				Notional
	Receivable Fixed			Amount	Unrealized
Issuer	Rate	Counterparty	Expiration	(000)[1]	Depreciation
ACES High Yield
Index (10 - 13%		Morgan Stanley Captial
Tranche)	5.00%	Services Inc.	March 2010	USD 7,000	(3,693,793)
BAA Ferovial
Junior Term
Loan	2.00%	Deutsche Bank AG	June 2012	GBP 300	(104,494)
Total					$ (3,798,287)

(1) The maximum potential amount the Fund may be required to pay should a negative credit event take place as defined under the terms of the agreement

•	Interest rate swaps outstanding as of November 30, 2008 were as follows:
Notional
			Amount	Unrealized
			(000)	Depreciation
Pay a fixed rate of 4.823% and receive a floating rate
based on 3-month LIBOR
Broker, JPMorgan Chase Bank N.A.
	Expires January 2013	USD	20,000	$ (1,689,148)

       Pay a fixed rate of 3.622% and receive a floating rate
       based on 3-month USD LIBOR

Broker, JPMorgan Chase Bank N.A.
Expires September 2013	USD	29,000	(1,136,683)
Total			$ (2,825,831)

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)

? Effective September 1, 2008, the Fund adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157")
FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

? Level 1 - price quotations in active markets/exchanges for identical securities
? Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

? Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
Level 1	$ 1,439,924	-
Level 2	91,271,382	$ (8,775,192)
Level 3	34,089,102	(104,494)
Total	$ 126,800,408	$ (8,879,686)

* Other financial instruments are swaps, futures and options.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

	Investments in	Other Financial
	Securities	Instruments*
Balance, as of September 1, 2008	$ 17,146,004	-
Accrued discounts/premiums	20,255	-
Realized gain (loss)	(357,164)	-
Change in unrealized appreciation (depreciation)	(17,776,765)	$ (37,021)
Net purchases (sales)	(1,801,137)	-
Net transfers in/out of Level 3	36,857,909	(67,743)
Balance, as of November 30, 2008	$ 34,089,102	$ (104,764)
* Other financial instruments are swaps, futures and options.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Diversified Income Strategies Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Diversified Income Strategies Fund, Inc.

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Diversified Income Strategies Fund, Inc.

Date: January 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Diversified Income Strategies Fund, Inc.

Date: January 20, 2009